Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets
The following is a summary of prepayments and other current assets:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deposits	3,509	7,786
Prepaid service fees	5,234	7,868
Prepaid promotional expenses	3,971	4,536
Staff advances	141	495
Receivables from third-party online payment platform	1,511	5,652
Deductible Value Added Tax (“VAT”)	1,283	2,946
Others	3,722	4,321

Total	19,371	33,604